Schedule of Accounts Receivable Net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 1,706,344	$ 3,430,847
Less: allowance for credit loss	(62,776)	(107,327)	$ (30,324)
Accounts receivable, net	$ 1,643,568	$ 3,323,520